10 Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2019
Property, plant and equipment [abstract]
Schedule of detailed information about property, plant and equipment
	Fixtures and fittings £’000	Leasehold improvements £’000	Computer equipment £’000	Laboratory equipment £’000	Right of use asset £’000	Total £’000
Cost
At 1 January 2017	228	1,999	281	3,050	–	5,558
Additions	18	41	57	591	–	707
Disposal	–	–	–	(41)	–	(41)
Exchange differences	6	72	4	69	–	151
At 31 December 2017	252	2,112	342	3,669	–	6,375
Additions	4	106	40	353	–	503
Disposal	(5)	(229)	–	(401)	–	(635)
Exchange differences	2	24	1	30	–	57
At 31 December 2018	253	2,013	383	3,651	–	6,300
Adoption of IFRS 16 Leases	–	–	–	–	395	395
Additions	4	137	23	223	822	1,209
Effect of modification to lease terms	–	–	–	–	(82)	(82)
Exchange differences	(9)	(112)	(3)	(136)	(11)	(271)
At 31 December 2019	248	2,038	403	3,738	1,124	7,551

	Fixtures and fittings £’000	Leasehold improvements £’000	Computer equipment £’000	Laboratory equipment £’000	Right of use asset £’000	Total £’000
Accumulated depreciation
At 1 January 2017	149	872	122	1,649	–	2,792
Charge for the year	43	330	68	542	–	983
Disposals	–	–	–	(14)	–	(14)
Exchange differences	4	36	2	43	–	85
At 31 December 2017	196	1,238	192	2,220	–	3,846
Charge for the year	43	403	72	499	–	1,016
Disposals	–	(175)	(3)	(421)	–	(599)
Exchange differences	2	19	4	28	–	53
At 31 December 2018	241	1,485	265	2,326	–	4,317
Charge for the year	2	400	70	507	303	1,282
Exchange differences	(8)	(91)	(3)	(93)	(7)	(202)
At 31 December 2019	235	1,794	332	2,740	296	5,397
Net book value
At 31 December 2019	13	244	71	998	828	2,154
At 31 December 2018	12	528	118	1,325	–	1,983
At 31 December 2017	56	874	150	1,449	–	2,529